Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	SHELTON FUNDS
CIK	dei_EntityCentralIndexKey	0000778206
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug. 24, 2017
Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2017
Prospectus Date	rr_ProspectusDate	Jan. 01, 2017
California Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CALIFORNIA TAX-FREE INCOME FUND Ticker Symbol: CFNTX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek high current tax-free income for California residents.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Shelton Capital Management ("Shelton") invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor's, Moody's or Fitch. In some cases, securities are not rated by independent agencies. Shelton will generally purchase an unrated security only if it believes the security is of similar quality to an investment-grade issue. Shelton will seek to invest in municipal bonds that meet environmental, social and governance screens so that the fund may be considered a green municipal bond fund. In evaluating environmental, social and governance considerations, Shelton uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment and reputation of issuer. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund's fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, but as a general rule, the percentage is much higher. The Fund's duration typically ranges from four to twelve years. Although the Fund is not prevented from holding AMT bonds, Shelton seeks to invest primarily in non-AMT bonds. Shelton generally will consider selling fixed income securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems consistent with the Fund's investment objectives. Changes in the rating of a security will not necessarily result in the sale of that security.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The principal risks include:

Interest Rate Risk. The chance that bond prices over all will decline over short and long-term periods due to rising interest rates. The longer the maturity of a bond, the greater the interest rate risk. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

State-Specific Risk. Since the Fund only invests in issuers in the state of California, it is exposed to economic and political developments in California that negatively impact the issuers.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Call Risk. The chance that during declining interest rates, a bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Credit Risk. The chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Shelton attempts to minimize this risk by investing in investment grade bonds.

Bankruptcy Risk. The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with a similar investment objective.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The principal risks include:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 6.97% (Q3, 2009) Worst Quarter: -4.24% (Q4, 2010) Year-to-date performance as of 9/30/16: 2.87% Date of inception: 12/4/85
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	2.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.24%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
California Tax-Free Income Fund | California Tax-Free Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNTX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 70
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	221
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	384
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 859
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	2.76%
2008	rr_AnnualReturn2008	(1.78%)
2009	rr_AnnualReturn2009	8.62%
2010	rr_AnnualReturn2010	1.78%
2011	rr_AnnualReturn2011	9.17%
2012	rr_AnnualReturn2012	6.46%
2013	rr_AnnualReturn2013	(0.96%)
2014	rr_AnnualReturn2014	6.53%
2015	rr_AnnualReturn2015	2.17%
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	3.77%
California Tax-Free Income Fund | Return After Taxes on Distributions | California Tax-Free Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	2.39%
California Tax-Free Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | California Tax-Free Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	2.41%
California Tax-Free Income Fund | Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.30%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.35%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.71%	[1]
S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	S&P 500 INDEX FUND Ticker Symbol: SPFIX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	1.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 89.25% of the total market Index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the Index range from $3.0 billion to $609.92 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $19.8 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 15.73% (Q2, 2009) Worst Quarter: -21.58% (Q4, 2008) Year-to-date performance as of 9/30/16: 7.58% Date of inception: 4/20/92
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	7.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
S&P 500 Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPFIX
Sales and redemption charges	rr_RedemptionFee	none
Annual account fee	rr_ShareholderFeeOther	$ 10.00
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.36%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 37
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	140
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	252
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 581
2006	rr_AnnualReturn2006	15.35%
2007	rr_AnnualReturn2007	5.10%
2008	rr_AnnualReturn2008	(36.53%)
2009	rr_AnnualReturn2009	26.22%
2010	rr_AnnualReturn2010	14.61%
2011	rr_AnnualReturn2011	2.30%
2012	rr_AnnualReturn2012	15.54%
2013	rr_AnnualReturn2013	32.00%
2014	rr_AnnualReturn2014	13.28%
2015	rr_AnnualReturn2015	1.07%
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	12.30%
10 Years	rr_AverageAnnualReturnYear10	7.12%
S&P 500 Index Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	11.36%
10 Years	rr_AverageAnnualReturnYear10	6.33%
S&P 500 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Years	rr_AverageAnnualReturnYear05	9.79%
10 Years	rr_AverageAnnualReturnYear10	5.56%
S&P 500 Index Fund | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.54%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[3]
S&P MidCap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	S&P MIDCAP INDEX FUND Ticker Symbol: SPMIX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	11.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the index. Shelton’s goal is to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 7.31% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P MidCap 400 Index range from $1.3 million to $10.7 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $3.9 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the MidCap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

MidCap Stock Risk. The Fund invests in medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, SmallCap stocks, bonds and money market instruments out-perform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter: 19.39% (Q3, 2009)

Worst Quarter: -25.56% (Q4, 2008)

Year-to-date performance as of 9/30/16: 11.77%

Date of inception: 4/20/92

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	11.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.56%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
S&P MidCap Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPMIX
Sales and redemption charges	rr_RedemptionFee	none
Annual account fee	rr_ShareholderFeeOther	$ 10.00
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 59
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	194
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	342
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 770
2006	rr_AnnualReturn2006	9.55%
2007	rr_AnnualReturn2007	7.30%
2008	rr_AnnualReturn2008	(36.77%)
2009	rr_AnnualReturn2009	36.88%
2010	rr_AnnualReturn2010	25.65%
2011	rr_AnnualReturn2011	(1.78%)
2012	rr_AnnualReturn2012	16.91%
2013	rr_AnnualReturn2013	33.22%
2014	rr_AnnualReturn2014	9.37%
2015	rr_AnnualReturn2015	(2.29%)
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
5 Years	rr_AverageAnnualReturnYear05	10.33%
10 Years	rr_AverageAnnualReturnYear10	7.65%
S&P MidCap Index Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	6.23%
S&P MidCap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	6.18%
S&P MidCap Index Fund | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)	[5]
5 Years	rr_AverageAnnualReturnYear05	10.63%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.15%	[5]
S&P SmallCap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	S&P SMALLCAP INDEX FUND Ticker Symbol: SMCIX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	12.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. Shelton’s goal is to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 3.44% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P SmallCap 600 Index range from $69.4 million to $4.9 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $1.2 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the SmallCap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

SmallCap Investing Risk. The Fund invests in small-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, MidCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 19.63% (Q2, 2009) Worst Quarter: -25.47% (Q4, 2008) Year-to-date performance as of 9/30/16: 13.14% Date of inception: 10/2/96
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	13.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.47%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
S&P SmallCap Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMCIX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 76
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	243
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	425
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 951
2006	rr_AnnualReturn2006	14.60%
2007	rr_AnnualReturn2007	(0.89%)
2008	rr_AnnualReturn2008	(31.61%)
2009	rr_AnnualReturn2009	24.15%
2010	rr_AnnualReturn2010	26.47%
2011	rr_AnnualReturn2011	0.74%
2012	rr_AnnualReturn2012	17.05%
2013	rr_AnnualReturn2013	39.76%
2014	rr_AnnualReturn2014	5.58%
2015	rr_AnnualReturn2015	(0.92%)
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
5 Years	rr_AverageAnnualReturnYear05	11.51%
10 Years	rr_AverageAnnualReturnYear10	7.71%
S&P SmallCap Index Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.09%)
5 Years	rr_AverageAnnualReturnYear05	9.93%
10 Years	rr_AverageAnnualReturnYear10	6.25%
S&P SmallCap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	6.13%
S&P SmallCap Index Fund | S&P SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.00%)	[7]
5 Years	rr_AverageAnnualReturnYear05	11.44%	[7]
10 Years	rr_AverageAnnualReturnYear10	7.97%	[7]
Shelton Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SHELTON CORE VALUE FUND Ticker Symbol: EQTIX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund's policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. Shelton seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities have income producing potential, a potential for capital appreciation or value potential. Shelton, when it deems appropriate, may sell covered call options in an effort generate additional cash flow income, thereby enhancing the distribution rates to shareholders. When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton may allow all or a portion of the stock to be sold or "called away" by the option buyer. Shelton generally will consider selling equity securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives. Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts when Shelton wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows Shelton to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds' performance may be significantly impacted by the performance of this sector.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be "out of favor" with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Stock Futures Risk. The Fund's primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund's performance will be impacted.

Option Call and Put Risk. The Fund's option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund's portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 18.63% (Q2, 2009) Worst Quarter: -20.02% (Q4, 2008) Year-to-date performance as of 9/30/16: -5.01% Date of inception: 9/4/96
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	(5.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Shelton Core Value Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQTIX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 80
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	249
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	433
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 966
2006	rr_AnnualReturn2006	16.56%
2007	rr_AnnualReturn2007	1.36%
2008	rr_AnnualReturn2008	(31.56%)
2009	rr_AnnualReturn2009	26.17%
2010	rr_AnnualReturn2010	18.82%
2011	rr_AnnualReturn2011	1.85%
2012	rr_AnnualReturn2012	12.16%
2013	rr_AnnualReturn2013	31.80%
2014	rr_AnnualReturn2014	13.43%
2015	rr_AnnualReturn2015	(1.11%)
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	11.05%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Shelton Core Value Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	10.26%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Shelton Core Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Shelton Core Value Fund | S&P/Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.13%)	[8]
5 Years	rr_AverageAnnualReturnYear05	10.93%	[8]
10 Years	rr_AverageAnnualReturnYear10	5.97%	[8]
Shelton Core Value Fund | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[8]
5 Years	rr_AverageAnnualReturnYear05	12.54%	[8]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[8]
Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	NASDAQ-100 INDEX FUND Ticker Symbol: NASDX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is managed passively in that Shelton is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. Shelton's goal is to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies. Companies included in The Nasdaq-100 Index range from $3.4 billion to $609.9 billion in market capitalization as of December 8, 2016. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, Shelton will not take steps to minimize the exposure of the Fund.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the index could result in the negative performance of the index and the Fund. Additionally, the significant concentration of technology and communication stocks makes the Fund's performance particularly sensitive to those specific sectors. Negative performance in the technology or communication sectors will result in negative Fund performance.

Other Investment Company Investing Risk. To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 21.04% (Q1, 2012) Worst Quarter -23.81% (Q4, 2008) Year-to-date performance as of 9/30/16: 6.66% Date of inception: 1/18/00
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	6.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Nasdaq-100 Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NASDX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 50
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	211
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	387
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 895
2006	rr_AnnualReturn2006	6.81%
2007	rr_AnnualReturn2007	18.18%
2008	rr_AnnualReturn2008	(41.51%)
2009	rr_AnnualReturn2009	54.67%
2010	rr_AnnualReturn2010	19.63%
2011	rr_AnnualReturn2011	3.67%
2012	rr_AnnualReturn2012	18.53%
2013	rr_AnnualReturn2013	36.96%
2014	rr_AnnualReturn2014	18.96%
2015	rr_AnnualReturn2015	9.16%
1 Year	rr_AverageAnnualReturnYear01	9.16%
5 Years	rr_AverageAnnualReturnYear05	16.93%
10 Years	rr_AverageAnnualReturnYear10	11.56%
Nasdaq-100 Index Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.77%
5 Years	rr_AverageAnnualReturnYear05	16.58%
10 Years	rr_AverageAnnualReturnYear10	11.36%
Nasdaq-100 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	14.05%
10 Years	rr_AverageAnnualReturnYear10	9.85%
Nasdaq-100 Index Fund | Nasdaq-100 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%	[10]
5 Years	rr_AverageAnnualReturnYear05	17.12%	[10]
10 Years	rr_AverageAnnualReturnYear10	12.00%	[10]
European Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EUROPEAN GROWTH & INCOME FUND Ticker Symbol: EUGIX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	none
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to invest primarily in large-sized companies located in Europe, and most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Advisor implements its investment strategy by first using a proprietary "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

Maturity: Companies characterized as earning a small positive spread above the cost of capital.

Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Foreign Investment Risk. Because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Country Risk. When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

Currency Risk. There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

Liquidity Risk. There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 23.71% (Q2, 2009) Worst Quarter -23.16% (Q3, 2011) Year-to-date performance as of 9/30/16: 0.35% Date of inception: 1/18/00
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	0.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.16%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
European Growth & Income Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGIX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	382
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	684
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,541
2006	rr_AnnualReturn2006	23.78%
2007	rr_AnnualReturn2007	14.54%
2008	rr_AnnualReturn2008	(38.67%)
2009	rr_AnnualReturn2009	27.16%
2010	rr_AnnualReturn2010	(2.12%)
2011	rr_AnnualReturn2011	(11.10%)
2012	rr_AnnualReturn2012	15.64%
2013	rr_AnnualReturn2013	22.20%
2014	rr_AnnualReturn2014	(7.84%)
2015	rr_AnnualReturn2015	(3.88%)
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	1.91%
European Growth & Income Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	0.96%
European Growth & Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	1.10%
European Growth & Income Fund | Dow Jones European Stoxx 50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[12]
5 Years	rr_AverageAnnualReturnYear05	2.83%	[12]
10 Years	rr_AverageAnnualReturnYear10	1.75%	[12]
U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	U.S. GOVERNMENT SECURITIES FUND Ticker Symbol: CAUSX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	18.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton generally seeks to target the Fund's dollar-weighted average portfolio duration in a range between three to twelve years. Shelton seeks to purchase securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities will provide the best balance between risk and return within the Fund's range of allowable investments. Generally, Shelton selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton generally will consider selling such securities from the Fund's portfolio when Shelton believes that such securities are no longer consistent with the Fund's investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Interest Rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 5.45% (Q2, 2010) Worst Quarter: -5.07% (Q2, 2009) Year-to-date performance as of 9/30/16: 3.37% Date of inception: 12/4/85
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	3.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.07%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
U.S. Government Securities Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAUSX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 76
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	254
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	447
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,006
2006	rr_AnnualReturn2006	3.65%
2007	rr_AnnualReturn2007	6.19%
2008	rr_AnnualReturn2008	8.67%
2009	rr_AnnualReturn2009	(4.95%)
2010	rr_AnnualReturn2010	6.08%
2011	rr_AnnualReturn2011	6.98%
2012	rr_AnnualReturn2012	0.75%
2013	rr_AnnualReturn2013	(2.67%)
2014	rr_AnnualReturn2014	2.86%
2015	rr_AnnualReturn2015	0.51%
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	2.72%
U.S. Government Securities Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	1.76%
U.S. Government Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	1.75%
U.S. Government Securities Fund | Barclays GNMA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%	[14]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[14]
10 Years	rr_AverageAnnualReturnYear10	4.66%	[14]
U.S. Government Securities Fund | Barclays Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%	[14]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[14]
10 Years	rr_AverageAnnualReturnYear10	4.17%	[14]
Short-Term U.S Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SHORT-TERM U.S. GOVERNMENT BOND FUND Ticker Symbol: STUSX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	47.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. Shelton will invest at least 80% of the Fund's assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies or instrumentalities. In addition, Shelton may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. Shelton generally will consider selling fixed income securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

This Fund is subject to several risks, any of which could cause the Fund to lose money. These include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Interest rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off, and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that Shelton's security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	This Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2.80% (Q1, 2008) Worst Quarter: -0.96% (Q2, 2008) Year-to-date performance as of 9/30/16: 0.65% Date of inception: 1/18/00
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	0.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.96%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Short-Term U.S Government Bond Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STUSX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 60
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	267
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	490
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,133
2006	rr_AnnualReturn2006	3.52%
2007	rr_AnnualReturn2007	6.37%
2008	rr_AnnualReturn2008	5.82%
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	2.14%
2011	rr_AnnualReturn2011	0.26%
2012	rr_AnnualReturn2012	(0.23%)
2013	rr_AnnualReturn2013	(0.20%)
2014	rr_AnnualReturn2014	(0.17%)
2015	rr_AnnualReturn2015	(0.24%)
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	1.74%
Short-Term U.S Government Bond Fund | Return After Taxes on Distributions | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	1.23%
Short-Term U.S Government Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	1.18%
Short-Term U.S Government Bond Fund | Barclays 1-3 yr. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.56%	[16]
5 Years	rr_AverageAnnualReturnYear05	0.71%	[16]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[16]
The United States Treasury Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE UNITED STATES TREASURY TRUST Ticker Symbol: UTSXX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, currently 60 days. It is the Fund's policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not an FDIC-insured money market account. The risks include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Interest Rate Risk. The chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund's share price to something other than the $1.00 target. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that Shelton believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to some risks which could cause the Fund to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	It is important to remember that this Fund is not an FDIC-insured money market account.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 1.15% (Q4, 2006) Worst Quarter: 0.00% (Q4, 2015) Year-to-date performance as of 9/30/16: 0.00% Date of inception: 4/26/89
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Seven-day yield as of 12/31/15 0.00% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
Money Market, Seven Day Yield Caption	rr_MoneyMarketSevenDayYieldCaption	Seven-day yield as of 12/31/15
7-Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 955-9988
7-Day Yield	rr_MoneyMarketSevenDayYield	none
The United States Treasury Trust | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTSXX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 54
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	209
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	377
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 866
2006	rr_AnnualReturn2006	4.29%
2007	rr_AnnualReturn2007	4.14%
2008	rr_AnnualReturn2008	1.18%
2009	rr_AnnualReturn2009	none
2010	rr_AnnualReturn2010	none
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.95%
S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	S&P 500 INDEX FUND Ticker Symbol: SPXKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	1.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 89.25% of the total market Index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the Index range from $3.0 billion to $609.92 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $19.8 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 15.52% (Q2, 2009) Worst Quarter: -21.68% (Q4, 2008) Year-to-date performance as of 9/30/16: 7.16% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	7.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
S&P 500 Index Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPXKX
Sales and redemption charges	rr_RedemptionFee	none
Annual account fee	rr_ShareholderFeeOther	$ 10.00
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 88
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	298
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	526
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,180
2006	rr_AnnualReturn2006	14.79%
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	(36.78%)
2009	rr_AnnualReturn2009	25.62%
2010	rr_AnnualReturn2010	14.03%
2011	rr_AnnualReturn2011	1.77%
2012	rr_AnnualReturn2012	15.01%
2013	rr_AnnualReturn2013	31.30%
2014	rr_AnnualReturn2014	12.73%
2015	rr_AnnualReturn2015	0.59%
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	11.75%
10 Years	rr_AverageAnnualReturnYear10	6.60%
S&P 500 Index Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
5 Years	rr_AverageAnnualReturnYear05	11.02%
10 Years	rr_AverageAnnualReturnYear10	6.00%
S&P 500 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	9.45%
10 Years	rr_AverageAnnualReturnYear10	5.22%
S&P 500 Index Fund | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[19]
5 Years	rr_AverageAnnualReturnYear05	12.54%	[19]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[19]
S&P MidCap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	S&P MIDCAP INDEX FUND Ticker Symbol: MIDKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	11.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 7.31% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P MidCap 400 Index range from $1.3 million to $10.7 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $3.9 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the MidCap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

MidCap Stock Risk. The Fund invests in medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, SmallCap stocks, bonds and money market instruments out-perform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 19.24% (Q3, 2009) Worst Quarter: -25.63% (Q4, 2008) Year-to-date performance as of 9/30/16: 11.35% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	11.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.63%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
S&P MidCap Index Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDKX
Sales and redemption charges	rr_RedemptionFee	none
Annual account fee	rr_ShareholderFeeOther	$ 10.00
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 110
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	352
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	613
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,360
2006	rr_AnnualReturn2006	9.01%
2007	rr_AnnualReturn2007	6.77%
2008	rr_AnnualReturn2008	(36.98%)
2009	rr_AnnualReturn2009	36.16%
2010	rr_AnnualReturn2010	24.97%
2011	rr_AnnualReturn2011	(2.21%)
2012	rr_AnnualReturn2012	16.35%
2013	rr_AnnualReturn2013	32.51%
2014	rr_AnnualReturn2014	8.85%
2015	rr_AnnualReturn2015	(2.78%)
1 Year	rr_AverageAnnualReturnYear01	(2.78%)
5 Years	rr_AverageAnnualReturnYear05	9.79%
10 Years	rr_AverageAnnualReturnYear10	7.13%
S&P MidCap Index Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.91%)
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	5.87%
S&P MidCap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.44%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	5.82%
S&P MidCap Index Fund | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)	[21]
5 Years	rr_AverageAnnualReturnYear05	10.63%	[21]
10 Years	rr_AverageAnnualReturnYear10	8.15%	[21]
S&P SmallCap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	S&P SMALLCAP INDEX FUND Ticker Symbol: SMLKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	12.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 3.44% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P SmallCap 600 Index range from $69.4 million to $4.9 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $1.2 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the SmallCap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

SmallCap Investing Risk. The Fund invests in small-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, MidCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 19.43% (Q2, 2009) Worst Quarter: -25.55% (Q4, 2008) Year-to-date performance as of 9/30/16: 12.74% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	12.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.55%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
S&P SmallCap Index Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMLKX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	402
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	698
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,542
2006	rr_AnnualReturn2006	14.04%
2007	rr_AnnualReturn2007	(1.40%)
2008	rr_AnnualReturn2008	(31.87%)
2009	rr_AnnualReturn2009	23.48%
2010	rr_AnnualReturn2010	25.82%
2011	rr_AnnualReturn2011	0.28%
2012	rr_AnnualReturn2012	16.50%
2013	rr_AnnualReturn2013	39.05%
2014	rr_AnnualReturn2014	5.06%
2015	rr_AnnualReturn2015	(1.46%)
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	7.19%
S&P SmallCap Index Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	9.54%
10 Years	rr_AverageAnnualReturnYear10	5.86%
S&P SmallCap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	5.77%
S&P SmallCap Index Fund | S&P SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.00%)	[23]
5 Years	rr_AverageAnnualReturnYear05	11.44%	[23]
10 Years	rr_AverageAnnualReturnYear10	7.97%	[23]
Shelton Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SHELTON CORE VALUE FUND Ticker Symbol: EQTKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund's policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. Shelton seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities have income producing potential, a potential for capital appreciation or value potential. Shelton, when it deems appropriate, may sell covered call options in an effort generate additional cash flow income, thereby enhancing the distribution rates to shareholders. When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton may allow all or a portion of the stock to be sold or "called away" by the option buyer. Shelton generally will consider selling equity securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives. Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts when Shelton wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows Shelton to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Economic and Political Events Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds' performance may be significantly impacted by the performance of this sector.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be "out of favor" with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Stock Futures Risk. The Fund's primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund's performance will be impacted.

Option Call and Put Risk The Fund's option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund's portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 18.52% (Q2, 2009) Worst Quarter: -20.09% (Q4, 2008) Year-to-date performance as of 9/30/16: 4.61% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	4.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Shelton Core Value Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQTKX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 130
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	406
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	702
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,545
2006	rr_AnnualReturn2006	15.31%
2007	rr_AnnualReturn2007	0.84%
2008	rr_AnnualReturn2008	(31.74%)
2009	rr_AnnualReturn2009	26.00%
2010	rr_AnnualReturn2010	18.25%
2011	rr_AnnualReturn2011	1.42%
2012	rr_AnnualReturn2012	11.62%
2013	rr_AnnualReturn2013	31.10%
2014	rr_AnnualReturn2014	12.83%
2015	rr_AnnualReturn2015	(1.59%)
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
5 Years	rr_AverageAnnualReturnYear05	10.51%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Shelton Core Value Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.40%)
5 Years	rr_AverageAnnualReturnYear05	9.92%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Shelton Core Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Shelton Core Value Fund | S&P/Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.13%)	[24]
5 Years	rr_AverageAnnualReturnYear05	10.93%	[24]
10 Years	rr_AverageAnnualReturnYear10	5.97%	[24]
Shelton Core Value Fund | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[24]
5 Years	rr_AverageAnnualReturnYear05	12.54%	[24]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[24]
Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	NASDAQ-100 INDEX FUND Ticker Symbol: NDXKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is managed passively in that Shelton is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. Shelton's goal is to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies. Companies included in The Nasdaq-100 Index range from $3.4 billion to $609.9 billion in market capitalization as of December 8, 2016. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, Shelton will not take steps to minimize the exposure of the Fund.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the index could result in the negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative Fund performance.

Other Investment Company Investing Risk. To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 20.96% (Q1, 2012) Worst Quarter -23.72% (Q4, 2008) Year-to-date performance as of 9/30/16: 6.27% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	6.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Nasdaq-100 Index Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDXKX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[25]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 101
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	369
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	657
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,478
2006	rr_AnnualReturn2006	6.08%
2007	rr_AnnualReturn2007	17.66%
2008	rr_AnnualReturn2008	(41.72%)
2009	rr_AnnualReturn2009	53.85%
2010	rr_AnnualReturn2010	18.99%
2011	rr_AnnualReturn2011	2.98%
2012	rr_AnnualReturn2012	17.96%
2013	rr_AnnualReturn2013	36.44%
2014	rr_AnnualReturn2014	18.34%
2015	rr_AnnualReturn2015	8.59%
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	16.33%
10 Years	rr_AverageAnnualReturnYear10	10.99%
Nasdaq-100 Index Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.44%
5 Years	rr_AverageAnnualReturnYear05	16.18%
10 Years	rr_AverageAnnualReturnYear10	10.92%
Nasdaq-100 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.18%
5 Years	rr_AverageAnnualReturnYear05	13.65%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Nasdaq-100 Index Fund | Nasdaq-100 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%	[26]
5 Years	rr_AverageAnnualReturnYear05	17.12%	[26]
10 Years	rr_AverageAnnualReturnYear10	12.00%	[26]
European Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EUROPEAN GROWTH & INCOME FUND Ticker Symbol: EUGKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	none
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to invest primarily in large-sized companies located in Europe, and most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Advisor implements its investment strategy by first using a proprietary "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

Maturity: Companies characterized as earning a small positive spread above the cost of capital.

Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Foreign Investment Risk. Because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Country Risk. When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

Currency Risk. There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

Liquidity Risk. There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 23.55% (Q2, 2009) Worst Quarter -23.25% (Q3, 2011) Year-to-date performance as of 9/30/16: 0.06% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
European Growth & Income Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGKX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[27]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	537
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	947
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,091
2006	rr_AnnualReturn2006	23.16%
2007	rr_AnnualReturn2007	14.06%
2008	rr_AnnualReturn2008	(38.82%)
2009	rr_AnnualReturn2009	26.84%
2010	rr_AnnualReturn2010	(2.59%)
2011	rr_AnnualReturn2011	(11.52%)
2012	rr_AnnualReturn2012	15.02%
2013	rr_AnnualReturn2013	21.47%
2014	rr_AnnualReturn2014	(8.15%)
2015	rr_AnnualReturn2015	(4.46%)
1 Year	rr_AverageAnnualReturnYear01	(4.46%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.42%
European Growth & Income Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	0.65%
European Growth & Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	0.80%
European Growth & Income Fund | Dow Jones European Stoxx 50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[28]
5 Years	rr_AverageAnnualReturnYear05	2.83%	[28]
10 Years	rr_AverageAnnualReturnYear10	1.75%	[28]
U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	U.S. GOVERNMENT SECURITIES FUND Ticker Symbol: CAUKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	18.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton generally seeks to target the Fund's dollar-weighted average portfolio duration in a range between three to twelve years. Shelton seeks to purchase securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities will provide the best balance between risk and return within the Fund's range of allowable investments. Generally, Shelton selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton generally will consider selling such securities from the Fund's portfolio when Shelton believes that such securities are no longer consistent with the Fund's investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Interest Rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 5.44% (Q2, 2010) Worst Quarter: -5.17% (Q2, 2009) Year-to-date performance as of 9/30/16: 3.08% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	3.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.17%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
U.S. Government Securities Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAUKX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[29]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	410
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	716
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,583
2006	rr_AnnualReturn2006	3.08%
2007	rr_AnnualReturn2007	5.73%
2008	rr_AnnualReturn2008	8.02%
2009	rr_AnnualReturn2009	(5.34%)
2010	rr_AnnualReturn2010	5.64%
2011	rr_AnnualReturn2011	6.29%
2012	rr_AnnualReturn2012	0.34%
2013	rr_AnnualReturn2013	(3.24%)
2014	rr_AnnualReturn2014	2.37%
2015	rr_AnnualReturn2015	(0.01%)
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	2.20%
U.S. Government Securities Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	1.30%
U.S. Government Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	1.34%
U.S. Government Securities Fund | Barclays GNMA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%	[30]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[30]
10 Years	rr_AverageAnnualReturnYear10	4.66%	[30]
U.S. Government Securities Fund | Barclays Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%	[30]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[30]
10 Years	rr_AverageAnnualReturnYear10	4.17%	[30]
Short-Term U.S Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SHORT-TERM U.S. GOVERNMENT BOND FUND Ticker Symbol: STUKX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	47.00%
Fee Footnote	shelton_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. Shelton will invest at least 80% of the Fund's assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies or instrumentalities. In addition, Shelton may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. Shelton generally will consider selling fixed income securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

This Fund is subject to several risks, any of which could cause the Fund to lose money. These include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Interest rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off, and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that Shelton's security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	This Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2.65% (Q1, 2008) Worst Quarter: -1.09% (Q2, 2008) Year-to-date performance as of 9/30/16: 0.30% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	0.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Short-Term U.S Government Bond Fund | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STUKX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 111
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	423
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	758
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,704
2006	rr_AnnualReturn2006	2.96%
2007	rr_AnnualReturn2007	5.91%
2008	rr_AnnualReturn2008	5.31%
2009	rr_AnnualReturn2009	(0.07%)
2010	rr_AnnualReturn2010	1.55%
2011	rr_AnnualReturn2011	(0.15%)
2012	rr_AnnualReturn2012	(0.75%)
2013	rr_AnnualReturn2013	(0.78%)
2014	rr_AnnualReturn2014	(0.66%)
2015	rr_AnnualReturn2015	(0.70%)
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	1.23%
Short-Term U.S Government Bond Fund | Return After Taxes on Distributions | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	0.85%
Short-Term U.S Government Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	0.84%
Short-Term U.S Government Bond Fund | Barclays 1-3 yr. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.56%	[32]
5 Years	rr_AverageAnnualReturnYear05	0.71%	[32]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[32]
The United States Treasury Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE UNITED STATES TREASURY TRUST Ticker Symbol: UTKXX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 02, 2018
Fee Footnote	shelton_FeeTableFootnote	A $24 annual account fee is charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, currently 60 days. It is the Fund's policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not an FDIC-insured money market account. The risks include:

Interest Rate Risk. The chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund's share price to something other than the $1.00 target. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that Shelton believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to some risks which could cause the Fund to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	It is important to remember that this Fund is not an FDIC-insured money market account.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 1.02% (Q4, 2006) Worst Quarter: 0.00% (Q4, 2014) Year-to-date performance as of 9/30/16: 0.00% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	shelton_PerformanceHeading	Average Annual Return (for the period ended 12/31/15)
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Seven-day yield as of 12/31/15 0.00% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
Money Market, Seven Day Yield Caption	rr_MoneyMarketSevenDayYieldCaption	Seven-day yield as of 12/31/15
7-Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 955-9988
7-Day Yield	rr_MoneyMarketSevenDayYield	none
The United States Treasury Trust | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTKXX
Sales and redemption charges	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[33]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 105
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	364
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	643
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,440
2006	rr_AnnualReturn2006	3.77%
2007	rr_AnnualReturn2007	3.63%
2008	rr_AnnualReturn2008	0.75%
2009	rr_AnnualReturn2009	none
2010	rr_AnnualReturn2010	none
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.85%

[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[2]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.36% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[3]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[4]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.58% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[5]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[6]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.74% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[7]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[8]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[9]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.49% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[10]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[11]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.00% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[12]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[13]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.74% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[14]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[15]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.59% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[16]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[17]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.53% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[18]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.86% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[19]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[20]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.08% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[21]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[22]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.24% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[23]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[24]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[25]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.99% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[26]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[27]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.50% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[28]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[29]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.24% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[30]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[31]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.09% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[32]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
[33]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.03% until January 2, 2018.